SCHEDULE OF TRANSACTION WITH RELATED PARTIES (Details) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Subsequent Events [Abstract]
Share-based compensation	$ 560,500	$ 743,000